Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of commitments to make loans	1 year
Maximum time period of maturities	30 years
Average reserve balance under Federal Reserve Board requirements	$ 8,891	$ 4,112
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	2.88%	2.88%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	8.50%	10.25%